THE GOLD BULLION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 8.0%
	COMMODITY - 0.8%
3,800	SPDR Gold Shares(a),(b)			$ 923,628

	FIXED INCOME - 7.2%
80,000	iShares 0-3 Month Treasury Bond ETF			8,057,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,899,492)			8,981,228

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 1.8%
	SPECIALTY FINANCE — 1.8%
2,000,000	Federal Agricultural Mortgage Corporation	5.0200	07/23/27	2,008,729

	TOTAL CORPORATE BONDS (Cost $1,999,469)			2,008,729

	CERTIFICATE OF DEPOSIT — 14.3%
	BANKING - 14.3%
1,000,000	Ally Bank	3.7500	09/27/27	999,283
1,000,000	Alva State Bank & Trust Company	4.7000	08/14/26	1,002,131
1,000,000	Axos Bank	3.8000	04/02/27	999,803
1,000,000	Bellco Credit Union	5.1500	02/24/25	1,002,332
1,000,000	BOM Bank	4.5500	09/13/27	1,003,871
1,000,000	Burke & Herbert Bank & Trust Company	4.6000	02/06/26	1,000,615
1,000,000	Cape Cod Five Cents Savings Bank	4.9500	08/09/27	1,000,910
1,000,000	Connexus Credit Union	4.0000	08/30/27	1,006,017
1,000,000	Customers Bank	4.0000	08/17/26	1,003,184
1,000,000	ESSA Bank & Trust	3.7000	09/25/26	998,241
1,000,000	First National Bank of Mount Dora	4.7500	08/07/26	1,002,829
1,000,000	Flushing Bank	4.0000	08/12/26	1,003,599
1,000,000	JPMorgan Chase Bank	5.0000	08/06/26	1,003,170
1,000,000	Texas Exchange Bank	3.6500	03/26/27	996,620

THE GOLD BULLION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CERTIFICATE OF DEPOSIT — 14.3% (Continued)
	BANKING - 14.3% (Continued)
1,000,000	US Bank NA	4.6000	08/28/26	$ 1,001,447
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	1,000,550
				16,024,602

	TOTAL CERTIFICATE OF DEPOSIT (Cost $16,000,000)			16,024,602

Shares
	SHORT-TERM INVESTMENTS — 72.8%
	MONEY MARKET FUNDS - 72.8%
70,644,160	Fidelity Government Portfolio Class I, Institutional Class, 4.84%(c)			70,644,160
10,860,424	First American Government Obligations Fund Class Z, Class Z, 4.79%(b)(c)			10,860,424
	TOTAL MONEY MARKET FUNDS (Cost $81,504,584)			81,504,584

	TOTAL SHORT-TERM INVESTMENTS (Cost $81,504,584)			81,504,584

	TOTAL INVESTMENTS - 96.9% (Cost $108,403,545)			$ 108,519,143
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.1%			3,463,757
	NET ASSETS - 100.0%			$ 111,982,900

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Value and Unrealized Appreciation
420	COMEX Gold 100 Troy Ounces Futures(b)	12/30/2024	$ 111,417,600	$ 7,175,040
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSF Fund Ltd.
(c)	Rate disclosed is the seven-day effective yield as of September 30, 2024.